Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Company's Debt to Equity Ratio	The debt ratios as of December 31, 2021 and 2020 are as follows:

	2021	2020
	(In millions of Korean won)
Total liabilities	₩ 80,685	₩ 88,024
Total equity	246,841	177,348
Debt ratio	33%	50%

Schedule of Financial Assets and Liabilities Exposed in Foreign Currency Risk	The Group’s financial assets and liabilities are exposed to foreign currency risk as of December 31, 2021 and 2020 are as follows:

	December 31, 2021
	Assets in foreign currency	Liabilities in foreign currency	Assets in Korean Won	Liabilities in Korean Won

	(In each foreign currency)		(In millions of Korean won)
USD	28,112,919	13,921,628	₩ 33,328	₩ 16,504
JPY	690,658,516	88,019,006	7,115	907
EUR	356,541	41,564	479	56
IDR	12,955,000	3,103,944	1	—
THB	28,510	7,379	1	—
TWD	9,521,305	—	408	—
VND	9,270,000	3,243,600	—	—
Total			₩ 41,332	₩ 17,467

	December 31, 2020
	Assets in foreign currency	Liabilities in foreign currency	Assets in Korean Won	Liabilities in Korean Won

	(In each foreign currency)		(In millions of Korean won)
USD	29,204,905	15,715,800	₩ 31,775	₩ 17,099
JPY	388,760,925	198,432,867	4,099	2,092
EUR	344,842	8,399	461	11
IDR	12,955,000	15,289,944	1	1
THB	28,510	7,379	1	—
TWD	105,408,193	3,264,754	4,076	126
VND	9,270,000	3,243,600	—	—
Total			₩ 40,413	₩ 19,329

Summary of Impact of Fluctuation in Foreign Currency Exchange Rates on Group's Monetary Assets and Liabilities	The impact of a 10% fluctuation in foreign currency exchange rates on the Group’s monetary assets and liabilities as of December 31, 2021 and 2020 are as follows:

	December 31, 2021				December 31, 2020
	Increased by 10%		Decreased by 10%		Increased by 10%		Decreased by 10%

	(In millions of Korean won)
USD	₩	1,682	₩	(1,682)	₩	1,468	₩	(1,468)
JPY	621		(621)		201		(201)
Others	83		(83)		440		(440)
Total	₩	2,386	₩	(2,386)	₩	2,109	₩	(2,109)

Summary of Maximum Exposure to Credit Risk
The carrying amount of a financial asset represents the maximum exposure to credit risk. The maximum exposure to credit risk of the Group as of December 31, 2021 and 2020 are as follows.

	December 31, 2021	December 31, 2020

	(In millions of Korean won)
Cash and cash equivalents	₩ 99,105	₩ 110,632
Short-term financial instruments	148,000	71,000
Accounts receivable, net	52,615	59,761
Other receivables, net	6	8
Other current financial assets	598	818
Other non-current financial assets	3,019	1,324
Total	₩ 303,343	₩ 243,543

Summary of Financial Liabilities by Maturity	The following table summarizes the financial liabilities of the Group by maturity according to the remaining period from the end of the reporting period to the contractual maturity date.

	December 31, 2021
	Carrying value		Less than 3 months		3 months ~ 1 year		1~2 years		2~3 years		3~4 years		Total

	(In millions of Korean won)
Accounts payable	₩	37,593	₩	28,907	₩	7,958	₩	728	₩	—	₩	—	₩	37,593
Accrued expense	49		49		—		—		—		—		49
Other liabilities (*)	8,730		988		2,715		2,602		2,135		461		8,901
Total	₩	46,372	₩	29,944	₩	10,673	₩	3,330	₩	2,135	₩	461	₩	46,543
(*)Other liabilities as at December 31, 2021 consist of lease liabilities.

	December 31, 2020
	Carrying value		Less than 3 months		3 months ~ 1 year		1~2 years		2~3 years		3~5 years		Total

	(In millions of Korean won)
Accounts payable	₩	54,090	₩	43,438	₩	9,250	₩	1,402	₩	—	₩	—	₩	54,090
Accrued expense	62		62		—		—		—		—		62
Other liabilities (*)	5,900		812		2,107		2,146		597		733		6,395
Total	₩	60,052	₩	44,312	₩	11,357	₩	3,548	₩	597	₩	733	₩	60,547
(*)Other liabilities as at December 31, 2020 consist of lease liabilities.